Derivative financial instruments - Narrative (Details) - hedge	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives designated as fair value hedges | Fixed interest rate | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Number of hedges	712	618
Average rate of hedging instrument	1.77%	1.10%
Derivatives designated as fair value hedges | Fixed interest rate | - Inflation risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	49	60
Average rate of hedging instrument	0.55%	0.59%
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Hedging effectiveness	80.00%
Top of range
Disclosure of detailed information about financial instruments [line items]
Hedging effectiveness	125.00%